EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CEN for the fiscal year ended May 31, 2025, originally filed with the Securities and Exchange Commission on August 8, 2025 (Accession Number 0001752724-25-185654). The sole purpose of this amendment is to correct the response to Item C.3 for Virtus Stone Harbor Emerging Markets Debt Income Fund. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CEN filing.